CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income		$ 354	$ 187	$ 760
Other comprehensive (loss) income:
Foreign currency translation adjustments		(13)	0	(518)
Net change in the fair value of cash flow hedges	[1]	(11)	12	21
Benefit plan adjustments, net	[2]	19	(7)	71
Other comprehensive (loss) income		(5)	5	(426)
Comprehensive income		349	192	334
Net income attributable to noncontrolling interests		(88)	(38)	(137)
Other comprehensive loss attributable to noncontrolling interests	[3]	1	18	97
Comprehensive income attributable to News Corporation stockholders		$ 262	$ 172	$ 294

[1]	Net of income tax expense (benefit) of $(4) million, $4 million and $7 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.
[2]	Net of income tax expense (benefit) of $6 million, $(2) million and $19 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively.
[3]	Primarily consists of foreign currency translation adjustments.